Selected Statements of Comprehensive Income Data (Details) - Schedule of finance expenses - Financial assets at fair value through other comprehensive income, category [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statements of Comprehensive Income Data (Details) - Schedule of finance expenses [Line Items]
Revaluation of IIA liability	$ 3,000	$ 2,531	$ 2,037
Revaluation of warrants	6,822		17,600
Bank charges, interest expense and other fees	37	32	68
Interest expense related to lease liability	707	758
Foreign currency translation adjustments	74	4	554
Total finance expenses	$ 10,640	$ 3,325	$ 20,259